FAIR VALUE MEASUREMENTS - Schedule Of Fair Value, Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Derivative liability, noncurrent	$ 338	$ 0
Total Fair Value	338
Public warrants
Liabilities:
Derivative liability, noncurrent	338
Level 1
Liabilities:
Total Fair Value	338
Level 1 | Public warrants
Liabilities:
Derivative liability, noncurrent	338
Level 2
Liabilities:
Total Fair Value	0
Level 2 | Public warrants
Liabilities:
Derivative liability, noncurrent	0
Level 3
Liabilities:
Total Fair Value	0
Level 3 | Public warrants
Liabilities:
Derivative liability, noncurrent	$ 0